--------------------------------------------------------------------------------

                                   TOUCHSTONE

                                      LOGO
                             VARIABLE SERIES TRUST
--------------------------------------------------------------------------------

                                   PROSPECTUS
                                JANUARY 4, 1999

                       O TOUCHSTONE EMERGING GROWTH FUND

                     O TOUCHSTONE INTERNATIONAL EQUITY FUND

                      O TOUCHSTONE INCOME OPPORTUNITY FUND

                          O TOUCHSTONE VALUE PLUS FUND

                       O TOUCHSTONE GROWTH & INCOME FUND

                           O TOUCHSTONE BALANCED FUND

                             O TOUCHSTONE BOND FUND

                        O TOUCHSTONE STANDBY INCOME FUND

Neither the Securities and Exchange Commission nor any state securities commission has approved any Fund's shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

  TABLE OF CONTENTS

3
TABLE OF CONTENTS    [ICON]TOUCHSTONE VARIABLE SERIES TRUST


                                                             PAGE
Information About The Funds................................    4
Touchstone Emerging Growth Fund............................    5
Touchstone International Equity Fund.......................    8
Touchstone Income Opportunity Fund.........................   11
Touchstone Value Plus Fund.................................   14
Touchstone Growth & Income Fund............................   16
Touchstone Balanced Fund...................................   18
Touchstone Bond Fund.......................................   22
Touchstone Standby Income Fund.............................   24
Investment Strategies and Risks............................   27
The Funds' Management......................................   34
Investing With Touchstone..................................   38
Distributions and Taxes....................................   40
Financial Highlights.......................................   41
For More Information.......................................   45

  INFORMATION ABOUT THE FUNDS

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST
INFORMATION ABOUT THE FUNDS

Touchstone Variable Series Trust


Touchstone Variable Series Trust (TVST) is a group of mutual funds. Each Fund has a different investment goal and risk level.



Shares of each Fund described in this Prospectus can be purchased by insurance company separate accounts.


You can invest indirectly in the Funds through your purchase of a Touchstone variable annuity contract. When you purchase a Touchstone variable annuity contract, you decide how to invest your purchase payments by selecting from the available investment options. The investment options include the following Sub-Accounts: Emerging Growth, International Equity, Income Opportunity, Value Plus, Growth & Income, Balanced, Bond and Standby Income. Each Sub-Account invests in the corresponding Fund.

You should read the prospectus for the Touchstone variable annuity contract that you want to purchase to learn about purchasing a contract and selecting your investment options. That prospectus also contains information about the contract, your investment options, the Sub-Accounts and expenses related to purchasing a variable annuity contract.

  TOUCHSTONE EMERGING
  GROWTH FUND

5

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST
TOUCHSTONE EMERGING GROWTH FUND

  The Fund's Investment Goal

 The Emerging Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.


 As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

  Its Principal Investment Strategies


 The Fund invests primarily (at least 65% of total assets) in the common stocks of smaller, rapidly growing (emerging growth) companies. In selecting its investments, the portfolio managers focus on those companies they believe will grow faster than the U.S. economy in general. They also choose companies they believe are priced lower in the market than their true value.


 When the portfolio managers believe the following securities offer a good potential for capital growth or income, up to 35% of the Fund's assets may be invested in:

     O Larger company stocks

     O Preferred stocks

     O Convertible bonds

     O Other debt securities, including:


       collateralized mortgage obligations (CMOS), stripped U.S. government securities (Strips) and mortgage-related securities, all of which will be rated investment grade


 The Fund may also invest in:

     O Securities of foreign companies traded mainly outside the U.S. (up to
       20%)

     O American Depositary Receipts (ADRs) (up to 20%)


     O Emerging market securities (up to 10%)



The Key Risks



The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:



     O If the stock market as a whole goes down



     O Because securities of small-cap companies may be more thinly traded and may have more frequent and larger price changes than securities of larger cap companies

  TOUCHSTONE EMERGING
  GROWTH FUND

                                                                               6

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST


     O If the market continually values the stocks in the Fund's portfolio lower than the portfolio managers believe they should be valued



     O If the stocks in the Fund's portfolio are not undervalued as expected


     O If the companies in which the Fund invests do not grow as rapidly as expected



     O If interest rates go up, causing the value of any debt securities held by the Fund to decline



     O Because collateralized mortgage obligations (CMOs), stripped U.S.
       government securities (Strips) and mortgage-related securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment



     O Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors



     O Because emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in emerging market securities than other foreign securities



An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.



You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.


Who May Want to Invest


This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are many years from retirement and are comfortable with wide market fluctuations.



The Fund's Performance



The bar chart which follows indicates the risks of investing in the Emerging Growth Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund started.

  TOUCHSTONE EMERGING
  GROWTH FUND

7

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST


The Fund's past performance does not necessarily indicate how it will perform in the future.





          EMERGING GROWTH FUND PERFORMANCE

                  TOTAL RETURN
35%                                    33.67%
30%
25%
20%     19.57%
15%                    11.16%
10%
 5%
 0%
        1995            1996            1997
                       YEARS


     During the period shown in the bar chart, the highest quarterly return was 18.63% (for the quarter ended June 30, 1997) and the lowest quarterly return was -2.79% (for the quarter ended March 31, 1997).



The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.



The table below shows how the Fund's average annual returns for the periods shown compare to those of the Russell 2000 Index and to the Wiesenberger Small Cap - MF. The Russell 2000 Index is a widely recognized unmanaged index of small cap stock performance. The Wiesenberger Small Cap - MF is a composite index of the annual returns of mutual funds that have an investment style similar to that of the Emerging Growth Fund.


For the periods ended December 31, 1997


                                                   PAST 12      SINCE
                                                   MONTHS    FUND STARTED
                             EMERGING GROWTH FUND   33.7%       20.7%


-------------------------------------------------------------------------
                               RUSSELL 2000 INDEX   22.4%       22.7%


-------------------------------------------------------------------------
                      WIESENBERGER SMALL CAP - MF   21.6%       24.5%
-------------------------------------------------------------------------

  TOUCHSTONE INTERNATIONAL
  EQUITY FUND

                                                                               8

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST
                                            TOUCHSTONE INTERNATIONAL EQUITY FUND

  The Fund's Investment Goal

 The International Equity Fund seeks to increase the value of Fund shares over the long-term.


 As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

  Its Principal Investment Strategies


 The Fund invests primarily (at least 80% of total assets) in equity securities of foreign companies and will invest in at least three countries outside the United States. A large portion of those non-U.S. equity securities may be issued by companies active in emerging market countries (up to 40% of total assets).



 The Fund may also invest in certain debt securities issued by U.S. and non-U.S. entities (up to 20%), including non-investment grade debt securities rated as low as B.



 The portfolio manager uses a growth oriented style to choose investments for the Fund. This includes the use of both qualitative and quantitative analysis to identify markets and companies that offer solid growth prospects at reasonable prices. The portfolio manager's investment process seeks to add value by making good regional and country allocations as well as by selecting individual stocks within a region.


The Key Risks


The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:



     O If the stock market as a whole goes down



     O Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors



     O Because emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in emerging market securities than other foreign securities



     O If the stocks in the Fund's portfolio do not grow over the long term as expected



     O If interest rates go up, causing the value of any debt securities held by the Fund to decline



     O Because issuers of non-investment grade securities held by the Fund are more likely to be unable to make timely payments of interest or principal



An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

  TOUCHSTONE INTERNATIONAL
  EQUITY FUND

9

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST


You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.


Who May Want to Invest


This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are many years from retirement and are comfortable with wide market fluctuations.



The Fund's Performance


The bar chart shown below indicates the risks of investing in the International Equity Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund started.


The Fund's past performance does not necessarily indicate how it will perform in the future.




      INTERNATIONAL EQUITY FUND PERFORMANCE

                  TOTAL RETURN
20%
15%     15.46%                         14.76%
10%                    11.47%
 5%
 0%
        1995            1996            1997
                       YEARS



     During the period shown in the bar chart, the highest quarterly return was 11.30% (for the quarter ended June 30, 1997) and the lowest quarterly return was -3.89 (for the quarter ended March 31, 1995).

  TOUCHSTONE INTERNATIONAL
  EQUITY FUND

                                                                              10

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST


The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.



The table below shows how the Fund's average annual returns for the periods shown compare to those of the MSCI EAFE Index and the Wiesenberger Non-US Equity - MF index. The MSCI EAFE Index is a Morgan Stanley index that includes stocks traded on 16 exchanges in Europe, Australia and the Far East. The Wiesenberger Non-US Equity - MF is a composite index of the annual returns of mutual funds that have an investment style similar to that of the International Equity Fund.


For the periods ended December 31, 1997

                                                   PAST 12      SINCE
                                                   MONTHS    FUND STARTED
                        INTERNATIONAL EQUITY FUND   14.8%        8.3%
-------------------------------------------------------------------------
                                  MSCI EAFE INDEX    2.1%        6.6%
-------------------------------------------------------------------------
                  WIESENBERGER NON-US EQUITY - MF   -2.0%        4.8%
-------------------------------------------------------------------------

  TOUCHSTONE INCOME
  OPPORTUNITY FUND

11

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST
TOUCHSTONE INCOME OPPORTUNITY FUND

  The Fund's Investment Goal

 The Income Opportunity Fund seeks to achieve a high level of current income as its main goal. The Fund may also seek to increase the value of Fund shares, if consistent with its main goal.


 As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

  Its Principal Investment Strategies


 The Fund invests primarily in debt securities. These debt securities will generally be more risky non-investment grade corporate and government securities (up to 100% of total assets). Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative.


 The Fund's investments may include:

     O Securities of foreign companies (up to 100%), but only up to 30% of its assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar

     O Debt securities that are emerging market securities (up to 65%)


     O Mortgage-related securities, loans and loan participations



     O Currency futures and option contracts



The Key Risks



The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:



     O If interest rates go up, causing the value of any debt securities held by the Fund to decline



     O Because issuers of non-investment grade securities held by the Fund are more likely to be unable to make timely payments of interest or principal



     O Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors



     O Because emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in emerging market securities than other foreign securities



     O Because mortgage-related securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment



     O Because loans and loan participations may be more difficult to sell than other investments and are subject to the risk of borrower default



     O If the stock market as a whole goes down

  TOUCHSTONE INCOME
  OPPORTUNITY FUND

                                                                              12

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.


You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.


Who May Want to Invest


This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are many years from retirement and are comfortable with wide market fluctuations.



The Fund's Performance


The bar chart shown below indicates the risks of investing in the Income Opportunity Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund started.


The Fund's past performance does not necessarily indicate how it will perform in the future.

        INCOME OPPORTUNITY FUND PERFORMANCE


                  TOTAL RETURN

30%                    27.37%
25%
20%     23.35%
15%
10%                                    12.03%
 5%
 0%
        1995            1996            1997
                       YEARS




     During the period shown in the bar chart, the highest quarterly return was 15.38% (for the quarter ended June 30, 1995) and the lowest quarterly return was -4.56% (for the quarter ended March 31, 1995).

  TOUCHSTONE INCOME
  OPPORTUNITY FUND

13

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST


The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.



The table below shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers Corporate Bond Index, the Wiesenberger Corp - High Yield - MF and the Wiesenberger Global Income - MF. The Lehman Brothers Corporate Bond Index is based on all publicly issued intermediate fixed-rate, non-convertible investment grade domestic corporate debt. The Wiesenberger Corp - High Yield - MF index and the Wiesenberger Global Income - MF index are composite indexes of the annual returns of mutual funds that have an investment style similar to the Income Opportunity Fund.


For the periods ended December 31, 1997


                                                   PAST 12      SINCE
                                                   MONTHS    FUND STARTED
                               INCOME OPPORTUNITY   12.0%       17.7%


-------------------------------------------------------------------------
             LEHMAN BROTHERS CORPORATE BOND INDEX   10.2%       11.6%


-------------------------------------------------------------------------
              WIESENBERGER CORP - HIGH YIELD - MF   12.6%       13.7%


-------------------------------------------------------------------------
                  WIESENBERGER GLOBAL INCOME - MF    3.3%        8.7%


-------------------------------------------------------------------------

  TOUCHSTONE VALUE PLUS FUND

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST
TOUCHSTONE VALUE PLUS FUND

  The Fund's Investment Goal

 The Value Plus Fund seeks to increase the value of Fund shares over the long-term.


 As with any mutual fund, there is no guarantee that the fund will achieve its goal.

  Its Principal Investment Strategies


 The Fund invests primarily (at least 65% of total assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages but are believed to be priced lower than their true value. These companies may not pay dividends. The Fund may also invest in common stocks of rapidly growing companies to enhance the Fund's return and vary its investments to avoid having too much of the Fund's assets subject to risks specific to undervalued stocks.



 Up to 70% of total assets may be invested in large cap companies and up to 30% may be invested in mid cap companies.


 The Fund may invest in:

     O Preferred stocks (up to 35%)

     O Investment grade debt securities

     O Convertible securities


 In addition, the Fund may invest in:


     O Cash equivalent investments (up to 10%)

     O Short-term debt securities

The Key Risks


The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:



     O If the stock market as a whole goes down



     O If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued



     O If the stocks in the Fund's portfolio are not undervalued as expected



     O If interest rates go up, causing the value of any debt securities held by the Fund to decline



An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.



You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.

  TOUCHSTONE VALUE PLUS FUND

15

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST

Who May Want to Invest


This Fund will be most appealing to you if you are a moderate, or risk tolerant investor. You should be comfortable with a fair degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it. This Fund's approach may be most appropriate for you if you are many years from retirement and are comfortable with a moderate level of risk.


Performance Note

Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Value Plus Fund started on May 1, 1998, there is no performance information included in this Prospectus.

  TOUCHSTONE GROWTH &
  INCOME FUND

                                                                              16

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST
                                                 TOUCHSTONE GROWTH & INCOME FUND

  The Fund's Investment Goal

 The Growth & Income Fund seeks to increase the value of Fund shares over the long-term, while receiving dividend income.


 As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

  Its Principal Investment Strategies


 The Fund invests primarily (at least 65% of total assets) in dividend-paying common stocks, preferred stocks and convertible securities in a variety of industries. The portfolio manager may choose to purchase securities which do not pay dividends (up to 35%) but which are expected to increase in value or produce high income payments in the future.



 In choosing securities for the Fund, the portfolio manager will follow a value oriented style, generally buying securities with yields that are at least 20% higher than the average yield of companies in the S&P 500. The portfolio manager focuses on investing in companies that have a market capitalization of at least $1 billion, but may invest in companies of any size.


 The Fund may also invest up to 20% of its total assets in debt securities -- and within this 20% limitation, the Fund may invest the full 20% in investment grade debt securities or up to 5% in non-convertible non-investment grade debt securities.

 The Fund may also invest in:

     O Securities of foreign companies including American Depository Receipts
       (ADRs) (up to 20%)


     O Real estate investment trusts (REITs) (up to 10%)


The Key Risks


The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:



     O If the stock market as a whole goes down



     O If any of the stocks in the Fund's portfolio do not increase in value as expected



     O If earnings of companies the Fund invests in are not achieved and income available for interest or dividend payments is reduced



     O If interest rates go up, causing the value of any debt securities held by the Fund to decline



     O Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

  TOUCHSTONE GROWTH &
  INCOME FUND

17

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST


     O Because investments in REITs are more sensitive to changes in interest rates and other factors that affect real estate values


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.



You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.


Who May Want to Invest


This Fund will be most appealing to you if you are a moderate or risk tolerant investor. You should be comfortable with a fair degree of volatility. Capital appreciation of your investment capital may be important to you, however, you may be uncomfortable taking extreme risk in order to achieve it. This Fund's approach may be most appropriate for you if you are many years from retirement and are comfortable with a moderate level of risk.


Performance Note

Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Growth & Income Fund started on January 4, 1999, there is no performance information included in this Prospectus.

  TOUCHSTONE BALANCED FUND

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST
TOUCHSTONE BALANCED FUND

  The Fund's Investment Goal

 The Balanced Fund seeks to achieve both an increase in share price and current income.


 As with any mutual fund, there is no guarantee that the fund will achieve its goal.

  Its Principal Investment Strategies


 The Fund invests in both equity securities (generally about 60% of total assets) and debt securities (generally about 40%, but at least 25%). The debt securities will be rated investment grade or at the highest level of non-investment grade.


 The Fund may also invest in:

     O Warrants

     O Preferred stocks


     O Convertible securities



 The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in emerging market securities.



 In choosing equity securities for the Fund, the portfolio manager will seek out companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.


The Key Risks


The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:



     O If the stock market as a whole goes down



     O If the stocks in the Fund's portfolio do not increase in value as expected



     O If earnings of companies the Fund invests in are not achieved and income available for interest or dividend payments is reduced



     O If interest rates go up, causing the value of any debt securities held by the Fund to decline



     O Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

  TOUCHSTONE BALANCED FUND

19

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST


     O Because emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in emerging market securities than other foreign securities



An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.



You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.


Who May Want to Invest


This Fund is most appropriate for you if you are a risk neutral or moderately conservative investor. You may typically take a relatively low risk approach to investing and may be comfortable with a low level of volatility in your investments. While safety may be important to you, you may also value appreciation of your investments. If you invest in this Fund, you should be willing to accept some risk. This Fund's approach may be appropriate for you if you are several years from retirement.



The Fund's Performance



The bar chart shown on the following page indicates the risks of investing in the Balanced Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund started.



The Fund's past performance does not necessarily indicate how it will perform in the future.

  TOUCHSTONE BALANCED FUND

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST

                 BALANCED FUND PERFORMANCE


                  TOTAL RETURN

25%     24.56%
20%                                    18.61%
15%                    16.78%
10%
 5%
 0%
        1995            1996            1997
                       YEARS


     During the period shown in the bar chart, the highest quarterly return was 10.08% (for the quarter ended June 30, 1997) and the lowest quarterly return was -0.62% (for the quarter ended March 31, 1997).


The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.



The table on the following page shows how the Fund's average annual returns for the periods shown compare to those of the Standard & Poor's Composite Index of 500 Stocks, the Lehman Brothers Government/Corporate Index and the Wiesenberger Balanced Domestic - MF index. The Lehman Brothers Government/Corporate Index is composed of 5,400 publicly issued corporate and U.S. government debt rated Baa or better with at least one year to maturity and at least $25 million par outstanding. The Wiesenberger Balanced Domestic - MF Index is a composite index of the annual returns of mutual funds that have an investment style similar to the Balanced Fund.

  TOUCHSTONE BALANCED FUND

21

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST

For the periods ended December 31, 1997

                                                   PAST 12      SINCE
                                                   MONTHS    FUND STARTED
                                    BALANCED FUND   18.6%       19.8%
-------------------------------------------------------------------------
                                    S&P 500 INDEX   33.4%       30.8%
-------------------------------------------------------------------------
       LEHMAN BROTHERS GOVERNMENT/CORPORATE INDEX    9.8%       10.4%
-------------------------------------------------------------------------
              WIESENBERGER BALANCED DOMESTIC - MF   18.6%       18.6%
-------------------------------------------------------------------------

  TOUCHSTONE BOND FUND

TOUCHSTONE BOND FUND [ICON]TOUCHSTONE VARIABLE SERIES TRUST

  The Fund's Investment Goal

 The Bond Fund seeks to provide a high level of current income.


 As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

  Its Principal Investment Strategies


 The Fund invests primarily in higher quality investment grade debt securities (at least 65% of total assets). The Fund's investment in debt securities may be determined by the direction in which interest rates are expected to move because the value of these securities generally moves in the opposite direction from interest rates. The Fund expects to have an average maturity between five and fifteen years.


 The Fund invests in:

     O Mortgage-related securities

     O Asset-backed securities

     O Preferred stocks

 The Fund also invests in U.S. or foreign debt securities which are rated non-investment grade (up to 35%).

 In addition, the Fund may invest in:

     O Debt securities denominated in foreign currencies (20% or less)


The Key Risks



The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:



     O If interest rates go up, causing the value of any debt securities held by the Fund to decline



     O Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors



     O Because issuers of non-investment grade securities held by the Fund are more likely to be unable to make timely payments of interest or principal



     O Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment



An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.



You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.

  TOUCHSTONE BOND FUND

23

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST

Who May Want to Invest

This Fund is most appropriate for you if you prefer to take a relatively low risk approach to investing. Safety of your investment may be the most important factor to you. You may be willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund's approach may be most appropriate for you if you are nearing retirement.

Performance Note

Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Bond Fund started on January 4, 1999, there is no performance information included in this Prospectus.

  TOUCHSTONE STANDBY
  INCOME FUND

                                                                              24

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST
                                                  TOUCHSTONE STANDBY INCOME FUND

  The Fund's Investment Goal


 The Standby Income Fund seeks to provide a higher level of current income than a money market fund, while also seeking to prevent large fluctuations in the value of the investment made by a separate account. The Fund does not try to keep a constant $1.00 per share net asset value.



 As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

  Its Principal Investment Strategies

 The Fund invests mostly in various types of money market instruments. All investments will be rated at least investment grade. On average, the securities held by the Fund will mature in less than one year.


 The Fund's investments may include:


     O Short-term government securities

     O Mortgage-related securities

     O Asset-backed securities

     O Repurchase agreements


 The Fund may invest up to 50% of total assets in:


     O Securities denominated in U.S. dollars and issued in the U.S. by foreign issuers (known as Yankee bonds)

     O Eurodollar Certificates of Deposit


 In addition, the Fund may invest in:


     O Debt securities denominated in foreign currencies (up to 20%)

     O Corporate bonds, commercial paper, certificates of deposit, and bankers' acceptances

The Key Risks


The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:



     O If interest rates go up, causing the value of any debt securities to decline



     O Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment



     O Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors



An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

  TOUCHSTONE STANDBY
  INCOME FUND

25

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST


You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies and Risks later in this Prospectus.


Who May Want to Invest

This Fund is most appropriate for you if you take a relatively low risk approach to investing. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund's approach may be most appropriate for you if you are nearing retirement, or if you have a longer time horizon, but nevertheless, have a lower risk tolerance. This Fund is also appropriate for you if you want the added convenience of writing checks directly from your account.


The Fund's Performance


The bar chart shown below indicates the risks of investing in the Standby Income Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund's inception.


The Fund's past performance does not necessarily indicate how it will perform in the future.



           STANDBY INCOME FUND PERFORMANCE

                  TOTAL RETURN

 6%     5.90%
 5%                     5.18%          5.41%
 4%
 3%
 2%
 1%
 0%
       1995            1996            1997
                       YEARS


     During the period shown in the bar chart, the highest quarterly return was 1.61% (for the quarter ended December 31, 1995) and the lowest quarterly return was 1.09% (for the quarter ended September 30, 1995).

  TOUCHSTONE STANDBY
  INCOME FUND

                                                                              26

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST


The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.



The table below shows how the Fund's average annual returns for the periods shown compare to those of the Merrill Lynch 91-Day Treasury Index and the 30-Day Money Market Yield Index. The Merrill Lynch 91-Day Treasury Index consists of short-term U.S. Treasury securities, maturing in 91 days. The 30-Day Money Market Yield Index is an index of money market funds based on 30-day yields.


For the periods ended December 31, 1997

                                                   PAST 12      SINCE
                                                   MONTHS    FUND STARTED
                              STANDBY INCOME FUND    5.4%        5.5%
-------------------------------------------------------------------------
              MERRILL LYNCH 91-DAY TREASURY INDEX    5.3%        5.6%
-------------------------------------------------------------------------
                  30-DAY MONEY MARKET YIELD INDEX    5.1%        5.2%
-------------------------------------------------------------------------

  INVESTMENT STRATEGIES
  AND RISKS

27

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST
INVESTMENT STRATEGIES AND RISKS


Can a Fund Depart from its Normal Strategies?



Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not achieve its investment goals.



Do the Funds engage in Active Trading of Securities?



The International Equity Fund, Income Opportunity Fund and Bond Fund may engage in active trading to achieve their investment goals. This may cause the Fund to realize higher capital gains which would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs, which would lower the Fund's performance.



Can a Fund Change its Investment Goal?



A Fund's investment goal(s) may be changed by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change took effect.



Year 2000 Risk


Touchstone has implemented steps intended to assure that its major computer systems and processes are capable of Year 2000 processing. We are also examining the third parties with whom we work to assess their readiness and are developing contingency plans to assure that any problems in their systems will not materially affect Touchstone's operations.

Companies or governmental entities in which Touchstone Funds invest could also be affected by the Year 2000 issue, but at this time the Funds cannot predict the degree of impact.

Computer systems failure of Touchstone, a Fund Sub-Advisor or that of any Fund service provider could impair Fund services and have a negative impact on a Fund's operations and returns.


The Funds at a Glance


The following two tables can give you a quick basic understanding of the types of securities a Fund tends to invest in and some of the risks associated with a Fund's investments. You should read all of the information about a Fund and its risks before deciding to invest.

  INVESTMENT STRATEGIES
  AND RISKS

                                                                              28

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST


                   How Can I Tell, at a Glance, Which Types of Securities a Fund Might Invest in?


                   The following table shows the main types of securities in which each Fund generally will invest. Some of the Funds' investments are described in detail below:



                                 EMERGING   INTERNATIONAL    INCOME                  GROWTH                       STANDBY
                                  GROWTH       EQUITY      OPPORTUNITY  VALUE PLUS  & INCOME   BALANCED    BOND   INCOME
                                   FUND         FUND          FUND         FUND       FUND       FUND      FUND    FUND
 FINANCIAL INSTRUMENTS


-------------------------------------------------------------------------------------------------------------------------
   Invests in U.S. stocks           --           --                        --          --         --


-------------------------------------------------------------------------------------------------------------------------
   Invests in foreign stocks        --           --                                    --         --


-------------------------------------------------------------------------------------------------------------------------
   Invests in investment grade
   debt securities                  --                         --          --          --         --        --      --


-------------------------------------------------------------------------------------------------------------------------
   Invests in non-investment
   grade debt securities                         --            --                      --         --        --


-------------------------------------------------------------------------------------------------------------------------
   Invests in foreign debt
   securities                                    --            --                      --         --        --      --


-------------------------------------------------------------------------------------------------------------------------
   Invests in futures contracts


-------------------------------------------------------------------------------------------------------------------------
   Invests in forward currency
   contracts                                                   --


-------------------------------------------------------------------------------------------------------------------------
   Invests in asset-backed
   securities                                                                                               --      --


-------------------------------------------------------------------------------------------------------------------------
   Invests in mortgage-related
   securities                       --                         --                                           --      --


-------------------------------------------------------------------------------------------------------------------------
   Invests in real estate
   investment trusts (REITs)                                                           --


-------------------------------------------------------------------------------------------------------------------------
 INVESTMENT TECHNIQUES


-------------------------------------------------------------------------------------------------------------------------
   Emphasizes securities of
   small cap companies              --


-------------------------------------------------------------------------------------------------------------------------
   Emphasizes securities of mid
   cap companies                                                           --


-------------------------------------------------------------------------------------------------------------------------
   Emphasizes securities of
   large cap companies                                                     --          --         --


-------------------------------------------------------------------------------------------------------------------------
   Emphasizes undervalued
   stocks                           --                                     --          --


-------------------------------------------------------------------------------------------------------------------------
   Invests in securities of
   emerging markets countries       --           --            --                      --         --


-------------------------------------------------------------------------------------------------------------------------
   Emphasizes dividend-paying
   common stocks                                                                       --


-------------------------------------------------------------------------------------------------------------------------
   Invests in short-term debt
   securities                                                              --                                       --


-------------------------------------------------------------------------------------------------------------------------



                   Additional Information About Fund Investments



                   FOREIGN COMPANIES. A foreign company is organized under the laws of a foreign country and:



                        O Has the principal trading market for its stock in a
                          foreign country



                        O Derives at least 50% of its revenues or profits from
                          operations in foreign countries or has at least 50% of its assets located in foreign countries



                   AMERICAN DEPOSITORY RECEIPTS (ADRS). ADRs are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of the foreign security and are traded on U.S. exchanges.

  INVESTMENT STRATEGIES
  AND RISKS

29

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST


INVESTMENT GRADE SECURITIES. Investment grade securities are generally rated BBB or better by Standard & Poor's Rating Service (S&P) or Baa or better by Moody's Investor Service, Inc. (Moody's).



NON-INVESTMENT GRADE SECURITIES. Non-investment grade securities are higher risk, lower quality securities, often referred to as "junk bonds" and are considered speculative. They are rated by S&P as less than BBB or by Moody's as less than Baa.



ASSET-BACKED SECURITIES. Asset-backed securities represent groups of other assets, for example credit card receivables, that are combined or pooled for sale to investors.



MORTGAGE-RELATED SECURITIES. Mortgage-related securities represent groups of mortgage loans that are combined for sale to investors. The loans may be grouped together by:



     O The Government National Mortgage Association (GNMA)



     O The Federal National Mortgage Association (FNMA)



     O The Federal Home Loan Mortgage Corporation (FHLMC)



     O Commercial banks



     O Savings and loan institutions



     O Mortgage bankers



     O Private mortgage insurance companies



REAL ESTATE INVESTMENT TRUSTS (REITS). REITs pool investors' money to invest primarily in income-producing real estate or real estate-related loans or interests.



"LARGE CAP" AND "MID CAP" COMPANIES. A large cap company has a market capitalization of more than $5 billion. A mid cap company has a market capitalization of between $1 billion and $5 billion.


EMERGING GROWTH COMPANIES.  Emerging Growth Companies are companies that have:


     O A total market capitalization less than that of the average of the companies in the Standard & Poor's 500 Composite Stock Price Index (S&P
       500)



     O Earnings that the portfolio managers believe may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates



EMERGING MARKET SECURITIES. Emerging Market Securities are issued by a company that:



     O Is organized under the laws of an emerging market country (any country other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Italy, Japan, Luxembourg, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States)



     O Has its principal trading market for its stock in an emerging market country

  INVESTMENT STRATEGIES
  AND RISKS

                                                                              30

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST


     O Derives at least 50% of its revenues or profits from operations within emerging market countries or has at least 50% of its assets located in emerging market countries



UNDERVALUED STOCKS. A stock is considered undervalued if the portfolio manager believes it should be trading at a higher price than it is at the time of purchase. Factors considered are:



     O Price relative to earnings



     O Price relative to cash flow



     O Price relative to financial strength



REPURCHASE AGREEMENTS. Repurchase Agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

  INVESTMENT STRATEGIES
  AND RISKS

31

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST


How Can I Tell, at a Glance, a Fund's Key Risks?


The following table shows some of the main risks to which each Fund is subject. Each risk is described in detail below:


                                 EMERGING   INTERNATIONAL    INCOME                  GROWTH                       STANDBY
                                  GROWTH       EQUITY      OPPORTUNITY  VALUE PLUS  & INCOME   BALANCED    BOND   INCOME
                                   FUND         FUND          FUND         FUND       FUND       FUND      FUND    FUND
 MARKET RISK                        --           --                        --          --         --
 ------------------------------
   Emerging Growth Companies        --
   ----------------------------
   Real Estate Investment
    Trusts                                                                             --
   ----------------------------
 INTEREST RATE RISK                 --           --            --          --          --         --        --      --
 ------------------------------
   Mortgage-Related Securities      --                         --                                           --      --
   ----------------------------
 CREDIT RISK                        --           --            --          --          --         --        --      --
 ------------------------------
   Non-Investment Grade
    Securities                                   --            --                      --         --        --
   ----------------------------
 FOREIGN INVESTING RISK             --           --            --                      --         --        --      --
 ------------------------------
   Emerging Market Risk             --           --            --                      --         --
   ----------------------------
   Political Risk                                --            --
   ----------------------------



Risks of Investing in the Funds


MARKET RISK. A Fund that invests in common stocks is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds.

     O Emerging Growth Companies.  Investment in Emerging
       Growth Companies is subject to enhanced risks because such companies generally have limited product lines, markets or financial resources and often exhibit a lack of management depth. The securities of such companies can be difficult to sell and are usually more volatile than securities of larger, more established companies.


     O Real Estate Investment Trusts (REITs). Investment in REITs is subject to risks similar to those associated with the direct ownership of real estate
       (in addition to securities markets risks). REITs are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also lose value due to changes in tax or other regulatory requirements.

  INVESTMENT STRATEGIES
  AND RISKS

                                                                              32

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST

INTEREST RATE RISK. A Fund that invests in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.


     O Mortgage-related securities. Payments from the pool of loans underlying a mortgage-related security may not be enough to meet the monthly payments of the mortgage-related security. If this occurs the mortgage-related security will lose value. Also, prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a mortgage-related security and will affect the average life of the mortgage-related securities held by a Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering a Fund's yield. Mortgage-related securities may be less likely to increase in value during periods of falling interest rates than other debt securities.

  INVESTMENT STRATEGIES
  AND RISKS

33

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST


CREDIT RISK. The debt securities in a Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.



     O Non-Investment Grade Securities. Non-investment grade securities are sometimes referred to as junk bonds and are very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund which invests in non-investment grade securities could suffer a loss caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade securities can also be more difficult to sell for good value.


FOREIGN INVESTING. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

     O Emerging Markets Risk. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.

     O Political Risk. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, a Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under communist systems that took control of private industry. This could occur again in this region or others in which a Fund may invest, in which case the Fund may lose all or part of its investment in that country's issuers.

  THE FUNDS' MANAGEMENT

THE FUNDS' MANAGEMENT[ICON]TOUCHSTONE VARIABLE SERIES TRUST

Investment Advisor


Touchstone Advisors, Inc., (the Advisor or Touchstone Advisors) located at 311 Pike Street, Cincinnati, Ohio 45202 is the investment advisor of the Funds.


Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the Advisers Act) since 1994. As of June 30, 1998, Touchstone Advisors had $361 million in assets under management.

Touchstone Advisors is responsible for selecting Fund Sub-Advisors who have shown good investment performance in their areas of expertise. The Board of Trustees of the Trust reviews and must approve the Advisor's selections. Touchstone considers various factors in evaluating Fund Sub-Advisors, including:


     O Level of knowledge and skill



     O Performance as compared to its peers or benchmark



     O Consistency of performance over five years or more



     O Level of compliance with investment rules and strategies



     O Employees, facilities and financial strength



     O Quality of service


Touchstone will also continually monitor each Fund Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with the Fund Sub-Advisors.

Touchstone discusses its expectations for performance with each Fund Sub-Advisor. Touchstone provides written evaluations and recommendations to the Board of Trustees, including whether or not each Fund Sub-Advisor's contract should be renewed, modified or terminated.

Touchstone is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the Fund Sub-Advisors, custodian, transfer agent and administrator.


Two or more Fund Sub-Advisors may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one Fund Sub-Advisor, Touchstone allocates how much of a Fund's assets are managed by each Sub-Advisor. Touchstone may change these allocations from time to time, often based upon the results of the evaluations of the Fund Sub-Advisors.


Each Fund pays Touchstone a fee for its services. Out of this fee Touchstone pays each Fund Sub-Advisor a fee for its services.

  THE FUNDS' MANAGEMENT

35

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST


The fee paid to Touchstone by each Fund is shown in the table below:


                                                       FEE TO TOUCHSTONE
                                                       (AS % OF AVERAGE
                                                       DAILY NET ASSETS)
                                 EMERGING GROWTH FUND        0.80%
----------------------------------------------------------------------------
                            INTERNATIONAL EQUITY FUND        0.95%
----------------------------------------------------------------------------
                              INCOME OPPORTUNITY FUND        0.65%
----------------------------------------------------------------------------
                                      VALUE PLUS FUND        0.75%
----------------------------------------------------------------------------
                                 GROWTH & INCOME FUND        0.80%
----------------------------------------------------------------------------
                                        BALANCED FUND        0.80%
----------------------------------------------------------------------------
                                            BOND FUND        0.55%
----------------------------------------------------------------------------
                                  STANDBY INCOME FUND        0.25%
----------------------------------------------------------------------------

Fund Sub-Advisors

The Fund Sub-Advisors make the day-to-day decisions regarding buying and selling specific securities for a Fund. Each Fund Sub-Advisor manages the investments held by the Fund it serves according to the applicable investment goals and strategies.


David L. Babson & Company, Inc. (Babson)



One Memorial Drive, Cambridge, MA 02142-1300



     Fund Sub-Advisor to the Emerging Growth Fund



Babson has been registered as an investment advisor under the Advisers Act since 1940. Babson provides investment advisory services to individual and institutional clients. As of June 30, 1998, Babson and affiliates had assets under management of $21.1 billion. Babson has been managing the Emerging Growth Fund since the Fund's inception.


Dennis J. Scannell, Peter C. Schliemann and Lance F. James have primary responsibility for the day-to-day management of the Fund. Mr. Scannell has been with the firm since 1993, Mr. Schliemann has been with Babson since 1979, and Mr. James has been with the firm since 1986.


Westfield Capital Management Company, Inc. (Westfield)



One Financial Center, Boston, MA 02111



     Fund Sub-Advisor to the Emerging Growth Fund



Westfield has been registered as an investment advisor under the Advisers Act since 1989. Westfield provides investment advisory services to individual and institutional clients. As of June 30, 1998, Westfield had assets under management of $1.5 billion. Westfield has been managing the Emerging Growth Fund since the Fund's inception.


Michael J. Chapman has managed the portion of the Emerging Growth Fund's assets allocated to Westfield by the Advisor since October 1994. Mr. Chapman (CFA) has been with Westfield since 1990.

  THE FUNDS' MANAGEMENT

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST


Credit Suisse Asset Management (Credit Suisse)



One Citicorp Center, 153 East 53rd Street, New York, NY 10022


     Fund Sub-Advisor to the International Equity Fund



Credit Suisse has been registered as an investment advisor under the Advisers Act since 1968. Credit Suisse provides investment advisory services to individual and institutional clients. As of June 30, 1998, Credit Suisse had assets under management of $35.6 billion. Credit Suisse has been managing the International Equity Fund since the Fund's inception.



The Fund is managed by the Credit Suisse International Equity Management Team. The team consists of William Sterling, Richard Watt, Steven D. Bleiberg, Susan Boland, Emily Alejos and Robert B. Hrabchak.



Alliance Capital Management L.P. (Alliance)



1345 Avenue of the Americas, New York, NY 10105



     Fund Sub-Advisor to the Income Opportunity Fund



Alliance has been registered as an investment advisor under the Advisers Act since 1971. Alliance provides investment advisory services to individual and institutional clients. As of June 30, 1998, Alliance had assets under management of $263 billion. Alliance has been managing the Income Opportunity Fund since the Fund's inception.


Wayne Lyski and Vicki Fuller have primary responsibility for the day-to-day management of the Fund. Mr. Lyski has been with Alliance since 1983. Ms. Fuller
(CPA) has been with Alliance, and its predecessors, since 1985.


Fort Washington Investment Advisors, Inc. (Fort Washington)



420 East Fourth Street, Cincinnati, OH 45202



     Fund Sub-Advisor to the Value Plus Fund, Bond Fund, and Standby Income Fund



Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of June 30, 1998, Fort Washington had assets under management of $9.8 billion. Fort Washington has been managing the Value Plus Fund, the Bond Fund and the Standby Income Fund since each Fund's inception.


VALUE PLUS FUND: John C. Holden has managed the Value Plus Fund since May 1998. Mr. Holden (CFA) joined Fort Washington in May 1997 and is Vice President and Senior Portfolio Manager. Mr. Holden previously served as senior portfolio manager with Mellon Private Asset Management in Pittsburgh, senior portfolio manager and investment analyst for Star Bank's Stellar Performance Group in Cincinnati, and senior employee benefit portfolio manager for First Kentucky Trust Company in Louisville.

BOND FUND: Roger Lanham and Brendan White have managed the Bond Fund since October 1994. Mr. Lanham is a CFA and has been with Fort Washington since 1980. Mr. White is a CFA and has been with Fort Washington since 1993.

  THE FUNDS' MANAGEMENT

37

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST

STANDBY INCOME FUND: Christopher J. Mahony has managed the Standby Income Fund since October 1994. Mr. Mahony joined Fort Washington in 1994 after eight years of investment experience with Neuberger & Berman.


Fort Washington is an affiliate of Touchstone. Therefore, Touchstone may have a conflict of interest when making decisions to keep Fort Washington as a Fund Sub-Advisor. The Board of Trustees reviews all of Touchstone's decisions to reduce the possibility of a conflict of interest situation.



Scudder Kemper Investments, Inc. (Scudder Kemper)



345 Park Avenue, New York, NY 10154



     Fund Sub-Advisor to the Growth & Income Fund


Scudder Kemper and its predecessors have provided investment advisory services to mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts since 1943. As of June 30, 1998, Scudder Kemper had assets under management of $235 billion. Scudder Kemper has been managing the Growth & Income Fund since June 1997.

Robert T. Hoffman, Lori Ensinger, Benjamin W. Thorndike and Kathleen T. Millard have primary responsibility for the day-to-day management of the Fund. Mr. Hoffman, Lead Product Manager, joined Scudder in 1990. He has 13 years of experience in the investment industry, including several years of pension fund management experience. Lori Ensinger, Lead Portfolio Manager, focuses on stock selection and investment strategy. She has been a portfolio manager since 1983 and joined Scudder in 1993. Benjamin W. Thorndike, Portfolio Manager, is the Fund's chief analyst and strategist for convertible securities. Mr. Thorndike, who has 18 years of investment experience, joined Scudder in 1983. Kathleen T. Millard, Portfolio Manager, has worked as a portfolio manager since 1986. Ms. Millard, who joined Scudder in 1991, focuses on strategy and stock selection.


OpCap Advisors (OpCap)


Oppenheimer Tower, One World Financial Center, New York, NY 10281


     Fund Sub-Advisor to the Balanced Fund



OpCap is a subsidiary of Oppenheimer Capital. Oppenheimer Capital has been registered as an investment advisor under the Advisers Act since 1968 and its employees perform all investment advisory services provided to the Fund. As of June 30, 1998, Oppenheimer Capital and its subsidiaries had assets under management of $67.3 billion. OpCap has been managing the Balanced Fund since May 1997.



Alan Gutmann has managed the equity portion of the Balanced Fund since 1997. Robert J. Bluestone and Matthew Greenwald have managed the fixed-income portion of the Balanced Fund since 1997. Mr. Gutmann joined Oppenheimer Capital in 1991 and is Vice President. Mr. Bluestone joined Oppenheimer Capital in 1986 and is Managing Director. Mr. Greenwald joined Oppenheimer Capital in 1989 and is Vice President.

  INVESTING WITH TOUCHSTONE

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST
INVESTING WITH TOUCHSTONE

Choosing the Appropriate Funds to Match Your Goals

Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. Your financial advisor can help you buy a Touchstone variable annuity contract that would allow you to choose the Funds.

Purchasing Shares


You cannot buy shares of the Funds directly. You can invest indirectly in the Funds through your purchase of a Touchstone variable annuity contract. You should read this prospectus and the prospectus of the Touchstone variable annuity contract carefully before you choose your investment options.


The Touchstone variable annuity contracts are issued by separate accounts of Western-Southern Life Assurance Company. The separate accounts buy Fund shares based on the instructions that they receive from the contract owners.

     O Investor Alert: Touchstone may refuse any purchase order.

Selling Shares


To meet various obligations under the contracts, the separate accounts may sell Fund shares to generate cash. For example, a separate account may sell Fund shares and use the proceeds to pay a contract owner who requested a partial withdrawal or who canceled a contract. Proceeds from the sale are usually sent to the separate account on the next business day. The Fund may suspend sales of shares or postpone payment dates when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as otherwise permitted by the SEC.


Pricing of Fund Shares


Each Fund's share price, also called net asset value (NAV), is determined as of the close of trading (normally 4:00 p.m. Eastern time) every day the NYSE is open. The fund calculates the NAV per share, generally using market prices, by dividing the total value of its net assets by the number of its shares outstanding. Shares are purchased at the NAV next determined after a purchase or sale order is received in proper form by Touchstone.


A Fund's investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

     O All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Trustees has determined represents fair value.

     O Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

  INVESTING WITH TOUCHSTONE

39

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST


     O Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Trustees might decide to value the security based on fair value. This may cause the value of the security on the books of the fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of NAV.



     O Because portfolio securities that are primarily listed on non-U.S.
       exchanges may trade on weekends or other days when a Fund does not price its shares, a Fund's NAV may change on days when shareholders will not be able to buy or sell shares.

  DISTRIBUTIONS AND TAXES

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST

DISTRIBUTIONS AND TAXES
***You should consult with your tax advisor to address your own tax situation.

Dividends and Other Distributions


Each Touchstone Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when dividends are declared and paid for each Fund:


                                         DIVIDENDS DECLARED   DIVIDENDS PAID
                                         ------------------   --------------
                    STANDBY INCOME FUND      Daily              Monthly
----------------------------------------------------------------------------
                   GROWTH & INCOME FUND     Monthly             Monthly
----------------------------------------------------------------------------
                INCOME OPPORTUNITY FUND     Monthly             Monthly
----------------------------------------------------------------------------
                              BOND FUND     Monthly             Monthly
----------------------------------------------------------------------------
                        VALUE PLUS FUND    Quarterly           Quarterly
----------------------------------------------------------------------------
                          BALANCED FUND    Quarterly           Quarterly
----------------------------------------------------------------------------
                   EMERGING GROWTH FUND    Annually            Annually
----------------------------------------------------------------------------
              INTERNATIONAL EQUITY FUND    Annually            Annually
----------------------------------------------------------------------------

Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made at least annually.

Tax Information


Because you do not own shares of the Funds directly, your tax situation is not likely to be affected by a Fund's distributions. The separate accounts in which you own a variable annuity contract, as the owner of the Funds' shares, may be affected.



Each Fund's distributions may be taxed as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether distributions are reinvested in Fund shares or received as cash.

  FINANCIAL HIGHLIGHTS

41

FINANCIAL HIGHLIGHTS [ICON]TOUCHSTONE VARIABLE SERIES TRUST


These financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request.



 Touchstone Emerging Growth Fund



                                  12/31/94(a)    12/31/95    12/31/96    12/31/97      6/30/98
          PERIOD ENDED                                                               (UNAUDITED)
 Per Share Operating Performance

 Net Asset Value, Beginning of
  Period                            $10.00        $10.10      $11.27     $ 12.20       $ 15.40
--------------------------------
 Income From Investment
  Operations
--------------------------------
 Net Investment Income                0.04          0.11        0.04        0.03          0.01
--------------------------------
 Net Gains or Losses on
  Securities (both realized and
  unrealized)                         0.06          1.87        1.22        4.06          0.87
--------------------------------
 Total from Investment
  Operations                          0.10          1.98        1.26        4.09          0.88
--------------------------------
 Less Distributions
--------------------------------
 Dividends (from net investment
  income)                               --         (0.15)      (0.04)      (0.03)           --
--------------------------------
 Distributions (from capital
  gains)                                --         (0.66)      (0.29)      (0.86)           --
--------------------------------
 Total Distributions                    --         (0.81)      (0.33)      (0.89)           --
--------------------------------
 Net Asset Value, End of Period     $10.10        $11.27      $12.20     $ 15.40       $ 16.28
--------------------------------
 Total Return (b)                     1.00%        19.57%      11.16%      33.67%         5.71%
--------------------------------
 Ratios/Supplemental Data (c)
--------------------------------
 Net Assets, End of Period
  (000s)                            $2,020        $2,615      $5,771     $19,417       $28,837
--------------------------------
 Ratio of Expenses to Average
  Net Assets                          1.15%         1.15%       1.15%       1.15%         1.15%
--------------------------------
 Ratio of Net Income to Average
  Net Assets                          3.67%         1.09%       0.50%       0.27%         0.19%
--------------------------------
 Portfolio Turnover Rate                 0%          101%         89%         88%           32%
--------------------------------

  FINANCIAL HIGHLIGHTS

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST


 Touchstone International Equity Fund



                                         12/31/94(a)   12/31/95   12/31/96   12/31/97     6/30/98
             PERIOD ENDED                                                               (UNAUDITED)
 Per Share Operating Performance

 Net Asset Value, Beginning of Period      $10.00       $ 9.51     $10.00    $ 11.07      $ 12.01
---------------------------------------
 Income From Investment Operations
---------------------------------------
 Net Investment Income                         --         0.04       0.06       0.07         0.13
---------------------------------------
 Net Gains or Losses on Securities
  (both realized and unrealized)            (0.49)        0.48       1.08       1.56         2.70
---------------------------------------
 Total from Investment Operations           (0.49)        0.52       1.14       1.63         2.83
---------------------------------------
 Less Distributions
---------------------------------------
 Dividends (from net investment income)        --        (0.03)     (0.07)     (0.05)        0.00
---------------------------------------
 Distributions (from capital gains)            --           --         --      (0.64)        0.00
---------------------------------------
 Total Distributions                           --        (0.03)     (0.07)     (0.69)        0.00
---------------------------------------
 Net Asset Value, End of Period            $ 9.51       $10.00     $11.07    $ 12.01      $ 14.84
---------------------------------------
 Total Return (b)                           (4.90)%      15.45%     11.47%     14.76%       23.56%
---------------------------------------
 Ratios/Supplemental Data (c)
---------------------------------------
 Net Assets, End of Period                 $4,757       $5,215     $8,758    $19,703      $32,202
---------------------------------------
 Ratio of Expenses to Average Net
  Assets                                     1.25%        1.25%      1.25%      1.25%        1.25%
---------------------------------------
 Ratio of Net Income to Average Net
  Assets                                     1.23%        0.46%      0.86%      0.71%        1.40%
---------------------------------------
 Portfolio Turnover Rate                        0%          86%        90%       149%          53%
---------------------------------------



 Touchstone Income Opportunity Fund



                                         12/31/94(a)   12/31/95   12/31/96   12/31/97     6/30/98
             PERIOD ENDED                                                               (UNAUDITED)
 Per Share Operating Performance

 Net Asset Value, Beginning of Period      $10.00       $ 9.42     $10.09    $ 11.21      $ 11.02
---------------------------------------
 Income From Investment Operations
---------------------------------------
 Net Investment Income                       0.12         1.22       1.17       1.20         0.54
---------------------------------------
 Net Gains or Losses on Securities
  (both realized and unrealized)            (0.70)        0.79       1.45       0.11        (0.42)
---------------------------------------
 Total from Investment Operations           (0.58)        2.01       2.62       1.31         0.12
---------------------------------------
 Less Distributions
---------------------------------------
 Dividends (from net investment income)        --        (1.34)     (1.17)     (1.19)       (0.48)
---------------------------------------
 Distributions (from capital gains)            --           --      (0.33)     (0.31)        0.00
---------------------------------------
 Total Distributions                           --        (1.34)     (1.50)     (1.50)       (0.48)
---------------------------------------
 Net Asset Value, End of Period            $ 9.42       $10.09     $11.21    $ 11.02      $ 10.66
---------------------------------------
 Total Return (b)                           (5.80)%      23.35%     27.37%     12.03%        0.82%
---------------------------------------
 Ratios/Supplemental Data (c)
---------------------------------------
 Net Assets, End of Period (000s)          $1,883       $2,602     $8,268    $26,879      $37,064
---------------------------------------
 Ratio of Expenses to Average Net
  Assets                                     0.85%        0.85%      0.85%      0.85%        0.85%
---------------------------------------
 Ratio of Net Income to Average Net
  Assets                                    11.24%       12.81%     11.85%     10.93%       10.14%
---------------------------------------
 Portfolio Turnover Rate                       45%         104%       213%       189%         104%
---------------------------------------

  FINANCIAL HIGHLIGHTS

43

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST


 Touchstone Value Plus Fund



                                                                FOR THE PERIOD ENDED
                                                                  JUNE 30, 1998(d)
                                                                    (UNAUDITED)
 Per Share Operating Performance
------------------------------------------------------------
 Net Asset Value, Beginning of Period                                  $10.00
------------------------------------------------------------
 Income From Investment Operations
------------------------------------------------------------
 Net Investment Income                                                   0.01
------------------------------------------------------------
 Net Gains or Losses on Securities (both realized and
  unrealized)                                                           (0.17)
------------------------------------------------------------
 Total from Investment Operations                                       (0.16)
------------------------------------------------------------
 Less Distributions
------------------------------------------------------------
 Dividends (from net investment income)                                    --
------------------------------------------------------------
 Distributions (from capital gains)                                        --
------------------------------------------------------------
 Total Distributions                                                       --
------------------------------------------------------------
 Net Asset Value, End of Period                                        $ 9.84
------------------------------------------------------------
 Total Return (b)                                                       (1.60)%
------------------------------------------------------------
 Ratios/Supplemental Data (c)
------------------------------------------------------------
 Net Assets, End of Period                                             $1,800
------------------------------------------------------------
 Ratio of Expenses to Average Net Assets                                 1.15%
------------------------------------------------------------
 Ratio of Net Income to Average Net Assets                               1.02%
------------------------------------------------------------
 Portfolio Turnover Rate                                                    3%
------------------------------------------------------------



 Touchstone Balanced Fund



                                             12/31/94(a)   12/31/95   12/31/96   12/31/97     6/30/98
               PERIOD ENDED                                                                 (UNAUDITED)
 Per Share Operating Performance
-------------------------------------------
 Net Asset Value, Beginning of Period          $10.00       $10.17     $11.48    $ 12.84      $ 13.99
-------------------------------------------
 Income From Investment Operations
-------------------------------------------
 Net Investment Income                           0.05         0.32       0.30       0.31         0.17
-------------------------------------------
 Net Gains or Losses on Securities (both
  realized and unrealized)                       0.12         2.15       1.60       2.05         0.87
-------------------------------------------
 Total from Investment Operations                0.17         2.47       1.90       2.36         1.04
-------------------------------------------
 Less Distributions
-------------------------------------------
 Dividends (from net investment income)            --        (0.37)     (0.30)     (0.32)       (0.16)
-------------------------------------------
 Distributions (from capital gains)                --        (0.79)     (0.24)     (0.89)        0.00
-------------------------------------------
 Total Distributions                               --        (1.16)     (0.54)     (1.21)       (0.16)
-------------------------------------------
 Net Asset Value, End of Period                $10.17       $11.48     $12.84    $ 13.99      $ 14.87
-------------------------------------------
 Total Return (b)                                1.70%       24.56%     16.78%     18.61%        7.44%
-------------------------------------------
 Ratios/Supplemental Data (c)
-------------------------------------------
 Net Assets, End of Period                     $2,034       $2,895     $6,695    $22,287      $35,960
-------------------------------------------
 Ratio of Expenses to Average Net Assets         0.90%        0.90%      0.90%      0.90%        0.90%
-------------------------------------------
 Ratio of Net Income to Average Net Assets       4.26%        2.87%      2.76%      2.61%        2.79%
-------------------------------------------
 Portfolio Turnover Rate                            3%         124%        75%        86%          16%
-------------------------------------------

  FINANCIAL HIGHLIGHTS

                     [ICON]TOUCHSTONE VARIABLE SERIES TRUST


 Touchstone Standby Income Fund



                                          12/31/94(a)   12/31/95   12/31/96   12/31/97     6/30/98
              PERIOD ENDED                                                               (UNAUDITED)
 Per Share Operating Performance
----------------------------------------
 Net Asset Value, Beginning of Period       $10.00       $10.03     $10.02    $ 10.01      $ 10.00
----------------------------------------
 Income From Investment Operations
----------------------------------------
 Net Investment Income                        0.05         0.56       0.52       0.54         0.27
----------------------------------------
 Net Gains or Losses on Securities (both
  realized and unrealized)                    0.03        (0.01)     (0.01)     (0.01)        0.00
----------------------------------------
 Total from Investment Operations             0.08         0.55       0.51       0.53         0.27
----------------------------------------
 Less Distributions
----------------------------------------
 Dividends (from net investment income)      (0.05)       (0.56)     (0.52)     (0.54)       (0.27)
----------------------------------------
 Net Asset Value, End of Period             $10.03       $10.02     $10.01    $ 10.00      $ 10.00
----------------------------------------
 Total Return (b)                             0.30%        5.90%      5.18%      5.41%        2.71%
----------------------------------------
 Ratios/Supplemental Data (c)
----------------------------------------
 Net Assets, End of Period                  $5,013       $5,790     $9,105    $17,562      $21,762
----------------------------------------
 Ratio of Expenses to Average Net Assets      0.50%        0.50%      0.50%      0.50%        0.50%
----------------------------------------
 Ratio of Net Income to Average Net
  Assets                                      4.90%        5.59%      5.15%      5.42%        5.40%
----------------------------------------
 Portfolio Turnover Rate                        56%         159%       143%       251%         245%
----------------------------------------



(a)  The Fund commenced operations on November 21, 1994.
(b)  Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown. Total return figures are not annualized.
(c)  Ratios are annualized. Portfolio turnover is not annualized.
(d)  The Fund commenced operations on May 1, 1998.

  FOR MORE INFORMATION

45

FOR MORE INFORMATION [ICON]TOUCHSTONE VARIABLE SERIES TRUST

For investors who want more
information about the Funds, the
following documents are available
free upon request:

STATEMENT OF ADDITIONAL INFORMATION
(SAI): The SAI provides more
detailed information about the Funds
and is legally a part of this
prospectus.

ANNUAL/SEMI-ANNUAL REPORTS: The
Funds' annual and semi-annual
reports provide additional
information about the Funds'
investments. In each Fund's annual
report, you will find a discussion
of the market conditions and
investment strategies that
significantly affected the Fund's
performance during its last fiscal
year.

You can get free copies of the SAI,
the reports, other information and
answers to your questions about the
Funds by contacting your financial
advisor, or the Funds at:

    Touchstone Variable Annuity
           Service Center
            400 Broadway
       Cincinnati, Ohio 45202
       800.669.2796 (Press 2)
   http://www.touchstonefunds.com

You can view the Funds' SAI and the
reports at the Public Reference Room
of the Securities and Exchange
Commission.


For a fee, you can get text-only
copies by writing to the Public
Reference Room of the Commission,
450 Fifth Street N.W., Washington,
D.C. 20549-6009. You can also call
1.800.SEC.0330.


You can also view the SAI and the
reports free from the Commission's
Internet website at
http://www.sec.gov.

Investment Company Act file no. 811-8380.
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                     O TOUCHSTONE EMERGING
                                                          GROWTH FUND
                                                   O TOUCHSTONE INTERNATIONAL
                                                          EQUITY FUND
                                                      O TOUCHSTONE INCOME
                                                         OPPORTUNITY FUND
                                                       O TOUCHSTONE VALUE
                                                           PLUS FUND
                                                     O TOUCHSTONE GROWTH &
                                                          INCOME FUND

                                                   O TOUCHSTONE BALANCED FUND

                                                     O TOUCHSTONE BOND FUND
                                                      O TOUCHSTONE STANDBY
                                                          INCOME FUND